Cash and cash equivalents (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank available		$ 2,220	$ 2,673
Time deposits		836	1,906
Money Market Funds		3,106	2,714
Interest bearing securities		3,276	4,740
Restricted cash, including collateral deposits		6,140	2,093
Cash and cash equivalents	[1]	15,579	14,126
Collateral deposits related to trading activities		$ 6,128	$ 2,069

[1]	Includes collateral deposits of USD 6,128 million for 2022 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 2021 is USD 2,069 million.